Warrants and Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Summary of Warrant Compensation Cost
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended September 30,		Nine Months ended September 30,
	2020	2019	2020	2019
	(EUR’000)		(EUR’000)
Research and development costs	7,034	5,060	24,093	15,239
Selling, general, and administrative expenses	3,382	3,015	14,688	10,966

Total warrant compensation costs	10,416	8,075	38,781	26,205

Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the nine months ended September 30, 2020:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2020	5,820,211	46.36

Granted during the period	485,800	123.23
Exercised during the period	(571,100)	26.50
Forfeited during the period	(207,693)	58.89
Expired during the period	—	—

Outstanding at September 30, 2020	5,527,218	54.70

Vested at September 30, 2020	3,072,194	34.73